Cover Page - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Feb. 24, 2022	Jun. 30, 2021
Cover [Abstract]
Document Type	10-K
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity File Number	001-34084
Entity Registrant Name	POPULAR, INC.
Entity Incorporation State Country Code	PR
Entity Tax Identification Number	66-0667416
Entity Address Address Line 1	209 Muñoz Rivera Avenue
Entity Address City Or Town	Hato Rey
Entity Address Country	PR
Entity Address Postal Zip Code	00918
City Area Code	787
Local Phone Number	765-9800
Well known season issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock Shares Outstanding		79,917,972
Document Incorporated by reference	Portions of Popular, Inc.’s definitive proxy statement relating to the 2022 Annual Meeting of Stockholders of Popular, Inc. (the “Proxy Statement”) are incorporated herein by reference in response to Items 10 through 14 of Part III. The Proxy Statement will be filed with the Securities and Exchange Commission (the “SEC”) on or about March 30, 2022.
Entity Central Index Key	0000763901
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Public Float			$ 5.9
Icfr Auditor Attestation Flag	true
Common Stock
Entity listings
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	BPOP
Security Exchange Name	NASDAQ
Cumulative Preferred Stock 6.125%
Entity listings
Security 12b Title	6.125% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPM
Security Exchange Name	NASDAQ